Financial Instruments - Remaining Contractual Maturities of Financial Liabilities Based on Contractual Undiscounted Cash Flows and Earliest Date of Repayment Required (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of carrying amount and total contractual undiscounted cash flow for non-derivative financial liabilities [line items]
Short-term debt, carrying amount	¥ 42,527	¥ 49,537
Long-term debt, carrying amount	36,495	45,991
Accounts payable, carrying amount	102,616	107,887
Accrued expenses and other payables, carrying amount	48,516	43,497
Finance lease obligations, carrying amount	42,146	216
Financial liabilities, carrying amount	272,300	247,218
Short-term debt, contractual undiscounted cash flow	43,697	51,091
Long-term debt, contractual undiscounted cash flow	40,791	52,625
Accounts payable, contractual undiscounted cash flow	102,616	107,887
Accrued expenses and other payables, contractual undiscounted cash flow	48,516	43,497
Finance lease obligations, contractual undiscounted cash flow	45,535	241
Financial liabilities, contractual undiscounted cash flow	281,155	255,341
Within 1 year or on demand [member]
Disclosure of carrying amount and total contractual undiscounted cash flow for non-derivative financial liabilities [line items]
Long-term debt, carrying amount	4,444
Short-term debt, contractual undiscounted cash flow	43,697	51,091
Long-term debt, contractual undiscounted cash flow	4,625	2,602
Accounts payable, contractual undiscounted cash flow	102,616	107,887
Accrued expenses and other payables, contractual undiscounted cash flow	48,516	43,497
Finance lease obligations, contractual undiscounted cash flow	12,846	112
Financial liabilities, contractual undiscounted cash flow	212,300	205,189
More than 1 year but less than 2 years [member]
Disclosure of carrying amount and total contractual undiscounted cash flow for non-derivative financial liabilities [line items]
Long-term debt, carrying amount	1,078
Short-term debt, contractual undiscounted cash flow	0
Long-term debt, contractual undiscounted cash flow	1,184	19,604
Accounts payable, contractual undiscounted cash flow	0
Accrued expenses and other payables, contractual undiscounted cash flow	0
Finance lease obligations, contractual undiscounted cash flow	11,794	40
Financial liabilities, contractual undiscounted cash flow	12,978	19,644
More than 2 years but less than 5 years [member]
Disclosure of carrying amount and total contractual undiscounted cash flow for non-derivative financial liabilities [line items]
Short-term debt, contractual undiscounted cash flow	0
Long-term debt, contractual undiscounted cash flow	30,824	25,061
Accounts payable, contractual undiscounted cash flow	0
Accrued expenses and other payables, contractual undiscounted cash flow	0
Finance lease obligations, contractual undiscounted cash flow	17,266	82
Financial liabilities, contractual undiscounted cash flow	48,090	25,143
More than 5 years [member]
Disclosure of carrying amount and total contractual undiscounted cash flow for non-derivative financial liabilities [line items]
Long-term debt, carrying amount	3,036
Short-term debt, contractual undiscounted cash flow	0
Long-term debt, contractual undiscounted cash flow	4,158	5,358
Accounts payable, contractual undiscounted cash flow	0
Accrued expenses and other payables, contractual undiscounted cash flow	0
Finance lease obligations, contractual undiscounted cash flow	3,629	7
Financial liabilities, contractual undiscounted cash flow	¥ 7,787	¥ 5,365